Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	$ (660,454)		$ (7,034,079)
Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(447,627)		(218,253)
Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,108,081)		(7,252,332)
Futures contracts, United States: Agriculture | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(3,604,351)		(1,896,563)	[1]
Percent of Members' Equity (Net Assets)	(1.33%)		(0.65%)	[1]
Futures contracts, United States: Agriculture | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts			(251,777)	[1]
Percent of Members' Equity (Net Assets)			(2.17%)	[1]
Futures contracts, United States: Agriculture | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(4,055,094)		(2,148,340)	[1]
Percent of Members' Equity (Net Assets)	(1.43%)		(0.71%)	[1]
Futures contracts, United States: 46 March 2013 CBOT Corn Contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(120,450)
Percent of Members' Equity (Net Assets)	(1.02%)
Futures contracts, United States: 40 March 2013 CBOT Wheat Contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(195,238)
Percent of Members' Equity (Net Assets)	(1.65%)
Futures contracts, United States: Other | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(135,055)	[1]
Percent of Members' Equity (Net Assets)	(1.14%)	[1]
Futures contracts, United States: Energy | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	431,994	[1]	(1,192,742)	[1]
Percent of Members' Equity (Net Assets)	0.16%	[1]	(0.41%)	[1]
Futures contracts, United States: Energy | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	431,994	[1]	(1,192,742)	[1]
Percent of Members' Equity (Net Assets)	0.15%	[1]	(0.39%)	[1]
Futures contracts, United States: Metals | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(515,960)	[1]	(1,778,430)	[1]
Percent of Members' Equity (Net Assets)	(0.19%)	[1]	(0.61%)	[1]
Futures contracts, United States: Metals | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(515,960)	[1]	(1,778,430)	[1]
Percent of Members' Equity (Net Assets)	(0.18%)	[1]	(0.58%)	[1]
Total futures contracts - United States | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(3,688,317)		(4,867,735)	[1]
Percent of Members' Equity (Net Assets)	(1.36%)		(1.67%)	[1]
Total futures contracts - United States | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(450,743)		(251,777)	[1]
Percent of Members' Equity (Net Assets)	(3.81%)		(2.17%)	[1]
Total futures contracts - United States | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(4,139,060)		(5,119,512)	[1]
Percent of Members' Equity (Net Assets)	(1.46%)		(1.68%)	[1]
Futures contracts, Foreign: Agriculture | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	4,585	[1]	295,602	[1]
Percent of Members' Equity (Net Assets)		[2]	0.10%	[1]
Futures contracts, Foreign: Agriculture | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,116	[1]	33,524	[1]
Percent of Members' Equity (Net Assets)	0.03%	[1]	0.29%	[1]
Futures contracts, Foreign: Agriculture | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	7,701	[1]	329,126	[1]
Percent of Members' Equity (Net Assets)		[2]	0.11%	[1]
Futures contracts, Foreign: Energy | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	141,040	[1]	(271,260)	[1]
Percent of Members' Equity (Net Assets)	0.05%	[1]	(0.09%)	[1]
Futures contracts, Foreign: Energy | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	141,040	[1]	(271,260)	[1]
Percent of Members' Equity (Net Assets)	0.05%	[1]	(0.09%)	[1]
Futures contracts, Foreign: Metals | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	2,882,238	[1]	(2,190,686)	[1]
Percent of Members' Equity (Net Assets)	1.06%	[1]	(0.75%)	[1]
Futures contracts, Foreign: Metals | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	2,882,238	[1]	(2,190,686)	[1]
Percent of Members' Equity (Net Assets)	1.02%	[1]	(0.72%)	[1]
Total futures contracts - Foreign | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,027,863		(2,166,344)	[1]
Percent of Members' Equity (Net Assets)	1.11%		(0.74%)	[1]
Total futures contracts - Foreign | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,116		33,524	[1]
Percent of Members' Equity (Net Assets)	0.03%		0.29%	[1]
Total futures contracts - Foreign | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,030,979		(2,132,820)	[1]
Percent of Members' Equity (Net Assets)	1.07%		(0.70%)	[1]
Total net unrealized loss on open futures contracts | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(660,454)		(7,034,079)	[1]
Percent of Members' Equity (Net Assets)	(0.23%)		(2.41%)	[1]
Total net unrealized loss on open futures contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(447,627)		(218,253)	[1]
Percent of Members' Equity (Net Assets)	(3.78%)		(1.88%)	[1]
Total net unrealized loss on open futures contracts | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,108,081)		(7,252,332)	[1]
Percent of Members' Equity (Net Assets)	(0.39%)		(2.38%)	[1]
$ 40,000,000 Treasury bill due 01/10/2013 | Total Index Series
Cost	39,971,850
Fair Value	39,999,600
Percent of Members' Equity (Net Assets)	14.74%
$ 40,000,000 Treasury bill due 01/10/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	39,971,850
Fair Value	39,999,600
Percent of Members' Equity (Net Assets)	14.13%
$ 30,000,000 Treasury bill due 01/17/2013 | Total Index Series
Cost	29,982,858
Fair Value	29,999,700
Percent of Members' Equity (Net Assets)	11.06%
$ 30,000,000 Treasury bill due 01/17/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	29,982,858
Fair Value	29,999,700
Percent of Members' Equity (Net Assets)	10.59%
$ 6,200,000 Treasury bill due 01/17/2013 | Agricultural Sector Series
Cost	6,196,241
Fair Value	6,199,938
Percent of Members' Equity (Net Assets)	52.48%
$ 6,200,000 Treasury bill due 01/17/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	6,196,241
Fair Value	6,199,938
Percent of Members' Equity (Net Assets)	2.19%
$ 16,000,000 Treasury bill due 02/07/2013 | Total Index Series
Cost	15,988,675
Fair Value	15,999,520
Percent of Members' Equity (Net Assets)	5.90%
$ 16,000,000 Treasury bill due 02/07/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	15,988,675
Fair Value	15,999,520
Percent of Members' Equity (Net Assets)	5.65%
$ 4,000,000 Treasury bill due 02/28/2013 | Total Index Series
Cost	3,997,499
Fair Value	3,999,840
Percent of Members' Equity (Net Assets)	1.47%
$ 4,000,000 Treasury bill due 02/28/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	3,997,499
Fair Value	3,999,840
Percent of Members' Equity (Net Assets)	1.41%
$ 1,000,000 Treasury bill due 02/28/2013 | Agricultural Sector Series
Cost	999,378
Fair Value	999,960
Percent of Members' Equity (Net Assets)	8.46%
$ 1,000,000 Treasury bill due 02/28/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	999,378
Fair Value	999,960
Percent of Members' Equity (Net Assets)	0.35%
$ 20,000,000 Treasury bill due 04/11/2013 | Total Index Series
Cost	19,986,068
Fair Value	19,996,400
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/11/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,986,068
Fair Value	19,996,400
Percent of Members' Equity (Net Assets)	7.06%
$ 20,000,000 Treasury bill due 04/18/2013 | Total Index Series
Cost	19,985,830
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/18/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,985,830
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.06%
$ 20,000,000 Treasury bill due 04/18/2013 | Total Index Series
Cost	19,985,828
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/18/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,985,828
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.06%
$ 40,000,000 Treasury bill due 05/09/2013 | Total Index Series
Cost	39,973,839
Fair Value	39,987,200
Percent of Members' Equity (Net Assets)	14.74%
$ 40,000,000 Treasury bill due 05/09/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	39,973,839
Fair Value	39,987,200
Percent of Members' Equity (Net Assets)	14.12%
$ 1,000,000 Treasury bill due 05/16/2013 | Agricultural Sector Series
Cost	999,405
Fair Value	999,660
Percent of Members' Equity (Net Assets)	8.46%
$ 1,000,000 Treasury bill due 05/16/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	999,405
Fair Value	999,660	[1],[2]
Percent of Members' Equity (Net Assets)	0.35%
$ 30,000,000 Treasury bill due 06/20/2013 | Total Index Series
Cost	29,986,453
Fair Value	29,985,300
Percent of Members' Equity (Net Assets)	11.05%
$ 30,000,000 Treasury bill due 06/20/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	29,986,453
Fair Value	29,985,300
Percent of Members' Equity (Net Assets)	10.59%
$ 1,500,000 Treasury bill due 06/20/2013 | Agricultural Sector Series
Cost	1,499,372
Fair Value	1,499,372
Percent of Members' Equity (Net Assets)	12.69%
$ 1,500,000 Treasury bill due 06/20/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	1,499,372
Fair Value	1,499,372
Percent of Members' Equity (Net Assets)	0.53%
Total Government sponsored enterprise securities | Total Index Series
Cost	219,858,900		245,930,810
Fair Value	219,959,160		245,980,900
Percent of Members' Equity (Net Assets)	81.07%		83.94%
Total Government sponsored enterprise securities | Agricultural Sector Series
Cost	9,694,396		9,496,457
Fair Value	9,698,930		9,498,975
Percent of Members' Equity (Net Assets)	82.09%		81.97%
Total Government sponsored enterprise securities | Total RICI Linked - PAM Advisors Fund, LLC
Cost	229,553,296		255,427,267
Fair Value	229,658,090		255,479,875
Percent of Members' Equity (Net Assets)	81.09%		83.86%
Total mutual funds | Total Index Series
Cost	10,000,564		5,920,265
Fair Value	10,000,554		5,920,265
Percent of Members' Equity (Net Assets)	3.68%		2.02%
Total mutual funds | Agricultural Sector Series
Cost	200,000		846,264
Fair Value	200,000		846,264
Percent of Members' Equity (Net Assets)	1.70%		7.30%
Total mutual funds | Total RICI Linked - PAM Advisors Fund, LLC
Cost	10,200,564		6,766,529
Fair Value	10,200,554		6,766,529
Percent of Members' Equity (Net Assets)	3.62%		2.22%
$ 84,000,000 Treasury bill due 01/26/2012 | Total Index Series
Cost			83,960,521
Fair Value			83,999,160
Percent of Members' Equity (Net Assets)			28.67%
$ 84,000,000 Treasury bill due 01/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			83,960,521
Fair Value			83,999,160
Percent of Members' Equity (Net Assets)			27.58%
$ 6,000,000 Treasury bill due 01/26/2012 | Agricultural Sector Series
Cost			5,997,205
Fair Value			5,999,940
Percent of Members' Equity (Net Assets)			51.78%
$ 6,000,000 Treasury bill due 01/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			5,997,205
Fair Value			5,999,940
Percent of Members' Equity (Net Assets)			1.97%
$ 35,000,000 Treasury bill due 04/05/2012 | Total Index Series
Cost			34,996,368
Fair Value			34,998,250
Percent of Members' Equity (Net Assets)			11.94%
$ 35,000,000 Treasury bill due 04/05/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			34,996,368
Fair Value			34,998,250
Percent of Members' Equity (Net Assets)			11.49%
$ 40,000,000 Treasury bill due 04/19/2012 | Total Index Series
Cost			39,989,389
Fair Value			39,997,600
Percent of Members' Equity (Net Assets)			13.65%
$ 40,000,000 Treasury bill due 04/19/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			39,989,389
Fair Value			39,997,600
Percent of Members' Equity (Net Assets)			13.13%
$ 10,000,000 Treasury bill due 04/26/2012 | Total Index Series
Cost			9,997,735
Fair Value			9,999,300
Percent of Members' Equity (Net Assets)			3.41%
$ 10,000,000 Treasury bill due 04/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			9,997,735
Fair Value			9,999,300
Percent of Members' Equity (Net Assets)			3.28%
$ 57,000,000 Treasury bill due 05/17/2012 | Total Index Series
Cost			56,991,341
Fair Value			56,992,590
Percent of Members' Equity (Net Assets)			19.45%
$ 57,000,000 Treasury bill due 05/17/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			56,991,341
Fair Value			56,992,590
Percent of Members' Equity (Net Assets)			18.71%
$ 500,000 Treasury bill due 05/17/2012 | Agricultural Sector Series
Cost			499,929
Fair Value			499,935
Percent of Members' Equity (Net Assets)			4.31%
$ 500,000 Treasury bill due 05/17/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			499,929
Fair Value			499,935
Percent of Members' Equity (Net Assets)			0.16%
$ 20,000,000 Treasury bill due 06/28/2012 | Total Index Series
Cost			19,995,456
Fair Value			19,994,000
Percent of Members' Equity (Net Assets)			6.82%
$ 20,000,000 Treasury bill due 06/28/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			19,995,456
Fair Value			19,994,000
Percent of Members' Equity (Net Assets)			6.56%
$ 3,000,000 Treasury bill due 06/28/2012 | Agricultural Sector Series
Cost			2,999,323
Fair Value			2,999,100
Percent of Members' Equity (Net Assets)			25.88%
$ 3,000,000 Treasury bill due 06/28/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			2,999,323
Fair Value			2,999,100
Percent of Members' Equity (Net Assets)			0.98%
Federated Government Obligations Fund (5,000,057 shares) | Total Index Series
Cost	5,000,067
Fair Value	5,000,057
Percent of Members' Equity (Net Assets)	1.84%
Federated Government Obligations Fund (5,000,057 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	5,000,067
Fair Value	5,000,057
Percent of Members' Equity (Net Assets)	1.77%
Federated Government Obligations Fund (1,00,000 shares) | Agricultural Sector Series
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.85%
Federated Government Obligations Fund (1,00,000 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.04%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) | Total Index Series
Cost	5,000,497
Fair Value	5,000,497
Percent of Members' Equity (Net Assets)	1.84%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	5,000,497
Fair Value	5,000,497
Percent of Members' Equity (Net Assets)	1.77%
AIM Government & Agency Portfolio Institutional (100,000 shares) | Agricultural Sector Series
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.85%
AIM Government & Agency Portfolio Institutional (100,000 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.04%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) | Total Index Series
Cost			5,920,265
Fair Value			5,920,265
Percent of Members' Equity (Net Assets)			2.02%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost			5,920,265
Fair Value			5,920,265
Percent of Members' Equity (Net Assets)			1.94%
AIM Government & Agency Portfolio Institutional (846,264 shares) | Agricultural Sector Series
Cost			846,264
Fair Value			846,264
Percent of Members' Equity (Net Assets)			7.30%
AIM Government & Agency Portfolio Institutional (846,264 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost			846,264
Fair Value			$ 846,264
Percent of Members' Equity (Net Assets)			0.28%

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).